TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Trading and other financial assets at fair value through profit or loss	£ 162,878	£ 151,174
Insurance contracts [member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Trading and other financial assets at fair value through profit or loss	117,323	101,888
Insurance contracts [member] | Unconsolidated structured entities [member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Trading and other financial assets at fair value through profit or loss	28,759	15,611
Insurance contracts [member] | Equity investments [member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Trading and other financial assets at fair value through profit or loss	£ 1,944	£ 2,245